Stock-Based Payments (Details) - Schedule of estimate of the grant date fair value of each option issued - Share-Based Payment Arrangement [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Payments (Details) - Schedule of estimate of the grant date fair value of each option issued [Line Items]
Expected volatility		80.60%
Weighted average share price (in Dollars per share)	$ 6.63	$ 7
Expected dividend yield	0.00%	0.00%
Risk-free interest rate		(0.41%)
Minimum [Member]
Stock-Based Payments (Details) - Schedule of estimate of the grant date fair value of each option issued [Line Items]
Expected volatility	80.60%
Expected life (in years)	5 years	10 years
Risk-free interest rate	(0.45%)
Maximum [Member]
Stock-Based Payments (Details) - Schedule of estimate of the grant date fair value of each option issued [Line Items]
Expected volatility	97.90%
Expected life (in years)	9 years 9 months 18 days	11 years
Risk-free interest rate	(0.46%)